[Front Cover]


Annual Report December 31, 2001



Centennial America Fund, L.P.

Letter to Shareholder




DEAR SHAREHOLDER:

During the fiscal year ended December 31, 2001, Centennial America Fund, L.P., produced an annualized yield of 3.22% and an annualized yield including the effects of compounding of 3.28%. The Fund's seven-day and compounded seven-day yields on December 31, 2001, were 1.15% and 1.16%, respectively.(1)

The U.S. officially entered a recession in March 2001, ending an unprecedented run of 10 years of economic growth.With the events of September 11, massive job losses and disappointing company earnings, the economy has experienced large-scale deterioration during the second half of our reporting period.The Federal Reserve Board (the Fed) has moved aggressively to bolster the nation's troubled economy by making 11 successive rate cuts in 2001, bringing the benchmark interest rate down from 6.5% to 1.75%, its lowest level in almost 40 years.The continued reduction of interest rates has had a profound effect on the yields the Fund is able to generate.

Centennial America Fund, L.P., invests in government securities and thus does not face the credit issues of general purpose money market funds.We invested conservatively in short-term government agencies, such as Federal National Mortgage Association Corp. discount notes (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac), and Federal Home Loan Bank.We bought repurchase agreements, which typically have a one-day maturity and thus serve to provide liquidity to Fund shareholder withdrawals.And we also purchased U.S. Treasury bills.

With current yields at a 40 year low, the Fund has been investing in longer maturity instruments to capture their relatively higher yields.As a result, it is approaching its weighted average maturity restriction of 60 days.

The current investment outlook for the Fund is based on the expectation of lower yields in the event of additional Fed cuts,which may bring interest rates down even further in 2002. Given that money market funds are reinvested in a much shorter time frame than those of other funds,we will feel the impact of further rate cuts very quickly. In a climate of such severely depressed interest rates, we will continue to invest in high quality names and to strive to maximize shareholder returns.

Sincerely,




/s/James C.Swain                /s/John V.Murphy
James C.Swain                   John V.Murphy
Chairman                        President
Centennial America Fund, L.P.   Centennial America Fund, L.P.
January 23, 2002                January 23, 2002

IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Yields will fluctuate.An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1. Compounded yields assume reinvestment of dividends.The Fund's investment strategy, allocations and focus can change over time.


STATEMENT OF INVESTMENTS                          DECEMBER 31, 2001

                                                                                           PRINCIPAL                VALUE
                                                                                           AMOUNT                   SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 15.9%(1)
--------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with PaineWebber, Inc., 1.70%,
dated 12/31/01, to be repurchased at $7,900,746
on 1/2/02, collateralized by Federal Home Loan Mtg.
Corp., 6.50%, 11/1/31, with a value of $8,076,394
(Cost $7,900,000 )                                                                         $7,900,000               $ 7,900,000

--------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 84.7%
--------------------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank:
1.98%, 5/14/02                                                                              1,200,000                 1,191,222
2.41%, 1/2/02                                                                               4,000,000                 4,000,003
--------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank:
1.74%, 2/14/02                                                                              2,000,000                 1,995,747
1.83%, 6/14/02                                                                              2,000,000                 1,983,327
1.94%, 5/8/02                                                                               1,000,000                   993,156
2.02%, 1/23/02                                                                              2,000,000                 1,997,531
2.35%, 1/4/02                                                                               2,000,000                 1,999,617
--------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
1.76%, 3/22/02                                                                              4,000,000                 3,984,355
1.82%, 5/23/02                                                                              1,500,000                 1,489,232
1.95%, 4/25/02                                                                              2,253,000                 2,239,088
2.27%, 1/17/02                                                                              2,000,000                 1,997,982
3.47%, 1/31/02                                                                              4,000,000                 3,993,333
5.50%, 5/15/02                                                                              2,115,000                 2,140,159
--------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
1.88%, 2/14/02                                                                              2,000,000                 1,995,404
1.90%, 2/28/02                                                                              2,000,000                 1,993,878
2.15%, 1/8/02                                                                               3,000,000                 2,998,746
6.625%, 4/15/02                                                                             2,000,000                 2,024,794
--------------------------------------------------------------------------------------------------------------------------------
FNMA Master Credit Facility:
2%, 3/1/02                                                                                  3,000,000                 2,990,167
                                                                                                                  --------------
Total U.S. Government Agencies (Cost $42,007,741)                                                                    42,007,741

--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $49,907,741)                                                  100.6%              $49,907,741
--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                            (0.6)                 (283,919)
                                                                                       ---------------          ----------------
NET ASSETS                                                                                     100.0%           $    49,623,822
                                                                                       ===============          ================



1. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.


See accompanying Notes to Financial Statements.






 1  Centennial America Fund, L.P.



STATEMENT OF ASSETS AND LIABILITIES                       DECEMBER 31, 2001





--------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (including repurchase agreement of $7,900,000)
(cost $49,907,741) - see accompanying statement                                                               $49,907,741
--------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                              216,006
--------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                                128,741
Interest                                                                                                           67,992
Other                                                                                                              11,747
                                                                                                        ------------------
Total assets                                                                                                   50,332,227

--------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables and other liabilities:
Shares of beneficial interest redeemed                                                                            633,142
Service plan fees                                                                                                  24,417
Tax provision                                                                                                      16,912
Shareholder reports                                                                                                15,089
Dividends                                                                                                             266
Managing General Partners' compensation                                                                               104
Other                                                                                                              18,475
                                                                                                        ------------------
Total liabilities                                                                                                 708,405

--------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                    $49,623,822
                                                                                                        ==================

--------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                               $49,622,849
--------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investment transactions                                                       973
                                                                                                        ------------------
Net assets - applicable to 49,622,849 shares of beneficial
interest outstanding                                                                                          $49,623,822
                                                                                                        ==================
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE                                                      $1.00
                                                                                                        ==================


See accompanying Notes to Financial Statements.





 2  Centennial America Fund, L.P.


STATEMENT OF OPERATIONS         FOR THE YEAR ENDED DECEMBER 31, 2001

--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                                                       $2,054,477

--------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                   223,515
--------------------------------------------------------------------------------------------------------------------------
Service plan fees                                                                                                  98,464
--------------------------------------------------------------------------------------------------------------------------
Tax provision                                                                                                      71,907
--------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                        13,958
--------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                                       7,848
--------------------------------------------------------------------------------------------------------------------------
Managing General Partners' compensation                                                                             1,803
--------------------------------------------------------------------------------------------------------------------------
Other                                                                                                              13,676
                                                                                                        ------------------
Total expenses                                                                                                    431,171
Less reduction to custodian expenses                                                                               (1,947)
                                                                                                        ------------------
Net expenses                                                                                                      429,224

--------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                           1,625,253
--------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS                                                                               856

--------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                           $1,626,109
                                                                                                        ==================



STATEMENT OF CHANGES IN NET ASSETS

                                                                                        YEAR ENDED DECEMBER 31,
                                                                                        2001                  2000
--------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income (loss)                                                            $ 1,625,253           $ 1,891,974
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                        856                    --
                                                                                   ---------------------------------------
Net increase (decrease) in net assets resulting from operations                           1,626,109             1,891,974

--------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS                                           (1,596,905)           (1,920,322)

--------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting from
beneficial interest transactions                                                          6,589,915            15,530,353

--------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase                                                                            6,619,119            15,502,005
--------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                      43,004,703            27,502,698
                                                                                   -----------------    ------------------
End of period                                                                           $49,623,822           $43,004,703
                                                                                   =================    ==================



See accompanying Notes to Financial Statements.






 3  Centennial America Fund, L.P.



-------------------------------------------------------------------------------------------------------------------------------



                                                           YEAR ENDED DECEMBER 31,
                                                           2001         2000         1999          1998            1997
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                         $1.00        $1.00        $1.00         $1.00           $1.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations - net
investment income and net realized gain                        .03          .05          .04           .04             .05
Dividends and/or distributions to shareholders                (.03)        (.05)        (.04)         (.04)           (.05)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $1.00        $1.00        $1.00         $1.00           $1.00
                                                       ============  ===========  ===========  ============    ============

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                              3.27%        5.52%        3.82%         4.40%           4.63%
-------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)                   $49,624      $43,005      $27,503       $22,162         $14,580
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $49,690      $35,333      $24,285       $19,724         $16,320
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                        3.27%        5.35%        3.82%         4.23%           4.53%
Expenses                                                     0.87%        1.00%        1.32%         1.22% (3)       0.98% (3)


1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one full year.
2.  Annualized for periods of less than one year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.








  4  Centennial America Fund, L.P.

NOTES TO FINANCIAL STATEMENTS



1.  SIGNIFICANT ACCOUNTING POLICIES
Centennial America Fund, L.P. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund is organized as a limited partnership and issues one class of shares, in the form of limited partnership interests. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION Portfolio securities are valued on the basis of amortized cost, which approximates market value.

REPURCHASE AGREEMENTS The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

FEDERAL TAXES The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to limited partnerships. As a limited partnership, the Fund is not subject to U.S. federal income tax, and the character of the income earned and capital gains or losses realized by the Fund flows directly through to shareholders. Beginning in 1998, according to the provisions of the 1997 Taxpayer Relief Act, the Fund will elect to be treated as an "Electing 1987 Partnership". As such it will record a U.S. Federal income tax provision equal to 3.50% of gross income.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

SECURITY TRANSACTIONS Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

OTHER The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.  SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:


                                                 YEAR ENDED DECEMBER 31, 2001            YEAR ENDED DECEMBER 31, 2000
                                                    SHARES             AMOUNT           SHARES                 AMOUNT
-------------------------------------------------------------------------------------------------------------------
Sold                                            88,942,327       $ 88,942,327      134,617,666          $ 134,617,666
Dividends and/or distributions reinvested        1,577,167          1,577,167        1,860,762              1,860,762
Redeemed                                       (83,929,579)       (83,929,579)    (120,948,075)          (120,948,075)
                                            --------------- ------------------  ---------------   --------------------
Net increase (decrease)                          6,589,915       $  6,589,915       15,530,353          $  15,530,353
                                            =============== ==================  ===============   ====================





 5  Centennial America Fund, L.P.

NOTES TO FINANCIAL STATEMENTS  CONTINUED


3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of 0.45% of the first $500 million of average annual net assets of the Fund and 0.40% of average annual net assets over $500 million. The Fund's management fee for the year ended December 31, 2001 was an annualized rate of 0.45%.

TRANSFER AGENT FEES Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Fund and for other registered investment companies. The Fund pays SSI an annual maintenance fee for each Fund shareholder account.

SERVICE PLAN FEES Under an approved service plan, the Fund may expend up to 0.20% of its average annual net assets annually to reimburse the Manager, as distributor, for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Fund, including amounts paid to brokers, dealers, banks and other financial institutions.







 6  Centennial America Fund, L.P.

INDEPENDENT AUDITORS' REPORT


The Managing General Partners and Shareholders of Centennial America Fund, L.P.:

We have audited the accompanying statement of assets and liabilities of Centennial America Fund, L.P., including the statement of investments, as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centennial America Fund, L.P. as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



DELOITTE & TOUCHE LLP

Denver, Colorado
January 23, 2002





 7  Centennial America Fund, L.P.

FEDERAL INCOME TAX INFORMATION   UNAUDITED


In early 2002, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2001. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

None of the dividends paid by the Fund during the year ended December 31, 2001 are eligible for the corporate dividend-received deduction. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.

The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.










 8  Centennial America Fund, L. P.

OFFICERS AND MANAGING GENERAL PARTNERS



JAMES C. SWAIN, Managing General Partner, CEO and Chairman of the Board JOHN V. MURPHY, President
ROBERT G. AVIS, Managing General Partner
SAM FREEDMAN, Managing General Partner
C. HOWARD KAST, Managing General Partner
ROBERT M. KIRCHNER, Managing General Partner
F. WILLIAM MARSHALL, JR., Managing General Partner
CAROL E. WOLF, Vice President
ROBERT G. ZACK, Vice President and Secretary
BRIAN W. WIXTED, Treasurer
ROBERT J. BISHOP, Assistant Treasurer
SCOTT T. FARRAR, Assistant Treasurer
KATHERINE P. FELD, Assistant Secretary
KATHLEEN T. IVES, Assistant Secretary
DENIS R. MOLLEUR, Assistant Secretary

================================================================================
NAME, ADDRESS,(1) AGE,
POSITION(S) HELD WITH
FUND AND LENGTH              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND
OF TIME SERVED(2)            OTHER DIRECTORSHIP HELD BY MANAGING GENERAL PARTNER
--------------------------------------------------------------------------------
JAMES C. SWAIN,              Formerly Vice Chairman of OppenheimerFunds, Inc.
CEO, Chairman and            (the "Manager")
Managing General             (September 1988 - January 2, 2002).
Partner (since 1991)
Age: 68

ROBERT G. AVIS,              Formerly (until February 2001) Director and
Managing General Partner     President of A.G.Edwards Capital, Inc. (General
Chairman, (since 1993)       Partner of private equity funds), formerly (until
Age: 70                      March 2000), President and Chief Executive Officer
                             of A.G.Edwards Capital, Inc.; formerly (until March
                             1999),Vice Chairman and Director of A.G.Edwards,
                             Inc. and Vice Chairman of A.G.Edwards & Sons, Inc.
                             (its brokerage company subsidiary); (until March
                             1999) Chairman of A.G.Edwards Trust Company and
                             A.G.E. Asset Management (investment advisor);
                             (until March 2000), a Director of A.G.Edwards &
                             Sons and A.G.Edwards Trust Company.

SAM FREEDMAN,                Formerly (until October 1994) Chairman and Chief
Managing General Partner     Executive Officer of OppenheimerFunds Services,
(since 1996) Age: 61         Chairman, Chief Executive Officer and a director of
                             Shareholder Services, Inc., Chairman, Chief
                             Executive Officer and Director of Shareholder
                             Financial Services, Inc., Vice President and
                             Director of Oppenheimer Acquisition Corp. and a director of OppenheimerFunds, Inc.

C. HOWARD KAST,              Formerly Managing Partner of Deloitte, Haskins &
Managing General Partner     Sells (an accounting firm).
(since 1991) Age: 80

ROBERT M. KIRCHNER,          President of The Kirchner Company (management
Managing General Partner     consultants).
(since 1991) Age: 80

F. WILLIAM MARSHALL, JR.,    Formerly (until 1999) Chairman of SIS & Family
Managing General Partner     Bank, F.S.B. (formerly SIS Bank); President, Chief
(since 2000) Age: 59         Executive Officer and Director of SIS Bankcorp.,
                             Inc. and SIS Bank(formerly Springfield Institution for Savings) (1993 - 1999); Executive Vice
                             President (until 1999) of Peoples Heritage
                             Financial Group, Inc.; Chairman and Chief Executive
                             Office of Bank of Ireland First Holdings, Inc. and
                             First New Hampshire Banks (1990 - 1993);Trustee
                             (since 1996) of MassMutual Institutional Funds and of MML Series Investment Fund (open-end investment companies).


9 Centennial America Fund, L.P.

OFFICERS AND MANAGING GENERAL PARTNERS  Continued

================================================================================
NAME, ADDRESS,(1) AGE,
POSITION(S) HELD WITH
FUND AND LENGTH              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND
OF TIME SERVED(2)            OTHER DIRECTORSHIP HELD BY MANAGING GENERAL PARTNER
--------------------------------------------------------------------------------
JOHN V. MURPHY, (3)          Chairman, Chief Executive Officer and Director
President (since 2001)       (since June 2001) and President (since September
Age: 52                      2000) of OppenheimerFunds, Inc. (the "Manager");
                             President and a trustee of other Oppenheimer funds; President and a director (since July 2001) of Oppenheimer Acquisition Corp., the Manager's parent holding company, and of Oppenheimer
                             Partnership Holdings, Inc., a holding company subsidiary of the Manager; Chairman and a director
                             (since July 2001) of Shareholder Services, Inc. and of Shareholder Financial Services, Inc., transfer agent subsidiaries of the Manager; President and a director (since July 2001) of OppenheimerFunds
                             Legacy Program, a charitable trust program established by the Manager; a director of the following investment advisory subsidiaries of the
                             Manager: OAM Institutional, Inc. and Centennial
                             Asset Management Corporation (since November 2001),
                             HarbourView Asset Management Corporation and OFI
                             Private Investments Inc. (since July 2002);
                             President (since November 1, 2001) and a director
                             (since July 2001) of Oppenheimer Real Asset
                             Management, Inc., an investment advisor subsidiary of the Manager; a director (since November 2001) of Trinity Investment Management Corp.and Tremont
                             Advisers, Inc., investment advisory affiliates of the Manager; Executive Vice President (since
                             February 1997) of Massachusetts Mutual Life
                             Insurance Company, the Manager's parent company; a director (since June 1995) of DBL Acquisition
                             Corporation.  Chief Operating Officer (September
                             2000 - June 2001) of the Manager; President and trustee (November 1999 - November 2001) of MML
                             Series Investment Fund and MassMutual Institutional
                             Funds, open-end investment companies; a director
                             (September 1999 - August 2000) of C.M. Life
                             Insurance Company; President, Chief Executive
                             Officer and director (September 1999 - August 2000) of MML Bay State Life Insurance Company; a director
                             (June 1989 - June 1998) of Emerald Isle Bancorp and
                             Hibernia Savings Bank, wholly owned subsidiary of Emerald Isle Bancorp; Executive Vice President
                             Director and Chief Operating Officer (June 1995 -
                             January 1997) of David L.Babson & Co., Inc., an investment advisor; Chief Operating Officer
                             (March 1993 - December 1996) of Concert Capital
                             Management, Inc., an investment advisor.

CAROL E. WOLF,               Senior Vice President of the Manager; an officer
Vice President               and portfolio manager of other Oppenheimer funds;
(since 1991)                 formerly Vice President of the Manager (June 1990 -
Age: 50                      June 2000).

ROBERT G. ZACK,              Senior Vice President (since May 1985) and Acting
Vice President &             General Counsel (since November 2001) of the
Secretary (since             Manager; General Counsel and a director (since
2001) Age: 53                November 2001) ofOppenheimerFunds Distributor,
                             Inc.; Senior Vice President and General Counsel
                             (since November 2001) of HarbourView Asset
                             Management Corporation; Vice President and a director (since November 2001) of Oppenheimer
                             Partnership Holdings, Inc.; Senior Vice President,
                             General Counsel and a director (since November
                             2001) of Shareholder Services, Inc., Shareholder
                             Financial Services, Inc., OFI Private Investments
                             Inc., Oppenheimer Trust Company and OAM
                             Institutional, Inc., General Counsel (since
                             November 2001) of Centennial Asset Management
                             Corporation.

BRIAN W. WIXTED,             Senior Vice President and Treasurer (since March
Treasurer (since 1999)       1999) of the Manager; Treasurer (since March 1999)
Age: 42                      of HarbourView Asset Management Corporation,
                             Shareholder Services,  Inc., Oppenheimer Real Asset
                             Management Corporation, Shareholder Financial
                             Services, Inc. and Oppenheimer Partnership
                             Holdings, Inc., of OFI Private Investments Inc.
                             (since March 2000) and of OppenheimerFunds
                             International Ltd. and Oppenheimer Millennium
                             Funds plc (since May 2000); Treasurer and Chief
                             Financial Officer (since May 2000) of Oppenheimer
                             Trust Company; Assistant Treasurer (since March
                             1999) of Oppenheimer Acquisition Corp.; an officer of other Oppenheimer funds; formerly Principal and Chief Operating Officer, Bankers Trust Company--
                             Mutual Fund Services Division (March 1995 - March
                             1999); Vice President and Chief Financial Officer of CS First Boston Investment Management Corp.
                             (September 1991 - March 1995).

10 Centennial America Fund, L.P.

OFFICERS AND MANAGING GENERAL PARTNERS  Continued



ROBERT J. BISHOP,            Vice President of the Manager/Mutual Fund
Assistant Treasurer          Accounting (since May 1996); an officer of
(since 1996) Age: 43         Oppenheimer funds; formerly an assistant vice
                             president of the Manager/Mutual Fund Accounting
                             (April 1994 - May 1996) and a fund controller of the Manager.

SCOTT T. FARRAR,             Vice President of the Manager/Mutual Fund
Assistant Treasurer          Accounting (since May 1996); Assistant Treasurer
(since 1996) Age: 36         of Oppenheimer Millennium Funds plc (since October
                             1997); an officer of other Oppenheimer funds;
                             formerly an assistant vice president of the Manager/Mutual Fund Accounting (April 1994 -
                             May 1996), and a fund controller of the Manager.

KATHERINE P. FELD,           Vice President and Senior Counsel of the Manager
Assistant Secretary          (since July 1999); Vice President of
(since 2001) Age: 43         OppenheimerFunds Distributor, Inc. (since June
                             1990); a director (since June 1999) of Centennial
                             Asset Management Corporation; an officer of other
                             Oppenheimer funds; formerly a vice president and associate counsel of the Manager (June 1990 - July
                             1999).

KATHLEEN T. IVES,            Vice President and Assistant Counsel of the Manager
Assistant Secretary          (since June 1998); Vice President (since 1999) of
(since 2001) Age: 36         OppenheimerFunds, Inc.;Vice President and Assistant
                             Secretary (since  1999) of Shareholder Services,
                             Inc.; Assistant Secretary (since December 2001) of
                             OppenheimerFunds Legacy Program; an officer of other Oppenheimer funds; formerly an assistant vice president and assistant counsel of the Manager
                             (August 1994 - August 1997).

DENIS R. MOLLEUR,            Vice President and Senior Counsel of the Manager
Assistant Secretary          (since July 1999); an officer of other Oppenheimer
(since 2001) Age: 44         funds; formerly a Vice President and Associate
                             Counsel of the Manager (September 1991 -
                             July 1999).



THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S MANAGING GENERAL PARTNERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.

EACH MANAGING GENERAL PARTNER IS A TRUSTEE, DIRECTOR OR MANAGING GENERAL PARTNER OF 41 PORTFOLIOS IN THE OPPENHEIMER FUND COMPLEX, EXCEPT AS FOLLOWS: MR. MARSHALL (36 PORTFOLIOS).

1. The address of each Managing General Partner and Officer is 6803 S. Tucson Way, Englewood, CO 80112-3924, except as follows: the address for the following officers is 498 Seventh Avenue, New York, NY 10018: Messrs. Murphy, Molleur and Zack, and Ms. Feld.
2. Each Managing General Partner and Officer serves for an indefinite term, until his or her resignation, removal or death.
3. John V. Murphy is an "interested person" of the Fund (as defined in the Investment Company Act of 1940), by virtue of his positions as an officer and director of the Fund's Manager, and as a shareholder of its parent company.


11 Centennial America Fund, L.P.

CENTENNIAL AMERICA FUND, L.P.

INVESTMENT ADVISOR              OppenheimerFunds, Inc.
================================================================================
DISTRIBUTOR                     Centennial Asset Management Corporation
================================================================================
SUB-DISTRIBUTOR                 OppenheimerFunds Distributor, Inc.
================================================================================
TRANSFER AND SHAREHOLDER        Shareholder Services, Inc.
SERVICING AGENT
================================================================================
CUSTODIAN OF PORTFOLIO          Citibank,N.A.
SECURITIES
================================================================================
INDEPENDENT AUDITORS            Deloitte & Touche LLP
================================================================================
LEGAL COUNSEL                   Myer, Swanson, Adams & Wolf, P. C.


For more complete information about Centennial America Fund, L.P., please refer to the Prospectus. To obtain a copy, call your financial advisor, or contact Centennial Asset Management Corp. at 1.800.525.9310 (inside U.S.) or
1.303.768.3200 (outside U.S.). Please read the prospectus carefully before you invest any money.

12 Centennial America Fund, L.P.

This page left intentionally blank.

[Back Page]

RA0870.001.1201 March 1, 2002